SCHEDULE OF MARKETABLE SECURITIES (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Other Bank balances	$ 14,415	$ 14,880
Total	$ 14,415	$ 14,880